Restructuring (Tables)	6 Months Ended
Jun. 30, 2022
Restructuring and Related Activities [Abstract]
Summary of Restructuring Charges

	Six Months Ended
	June 30, 2022	June 30, 2021
	(in thousands)
Restructuring charges	$26,693	$—
Net charge	$26,693	$—

Summary of Details of Movement in Restructuring Charges

	Six Months Ended	Year ended
	June 30, 2022	December 31, 2021
	(in thousands)

Opening provision	$10,311	$4,676
Additional provisions	2,551	11,272
Utilization	(6,151)	(5,637)
Ending provision	$6,711	$10,311